Victory Floating Rate Fund Expense Example - Class A Class C Class R Class Y [Member] - Victory Floating Rate Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 328
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,683
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	2,142
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,197